Property and Equipment, Net - Schedule of Depreciation Expense (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 23,919,015	$ 3,478,876	¥ 24,076,465	¥ 34,045,260
Hotel Operating Costs
Property Plant And Equipment [Line Items]
Depreciation expense	21,313,405	3,099,906	22,978,585	33,213,969
General and Administrative Costs
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 2,605,610	$ 378,970	¥ 1,097,880	¥ 831,291